Share Ownership And Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Share Ownership And Related Party Transactions [Abstract]
Schedule Of Ownership Or Controlling Interest Of Outstanding Common Shares

	December 31, 2010		December 31, 2011
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,200,839	17.38%	9,204,284	16.62%
C.D. del Prado (member of the Management Board)	132,945	0.26%	132,945	0.24%
J.F.M. Westendorp	6,000	0.01%	6,000	0.01%

Stichting Administratiekantoor ASMI	2,142,039	4.05%	2,142,039	3.87%